SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sponsorships And Advertisingervices Wuhan Tourism And Sports Group [Member] | Wuhan Tourism And Sports Group [Member]
Related Party Transaction [Line Items]
Talent management service		$ 600,898	$ 666,156	$ 700,993
Government Subsidies [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service	[1]	416,914	423,675	445,831
Sponsorships And Advertising Services Shenzhen Media [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service	[2]		423,675	445,831
Rental Expense [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service		16,579	610,092	641,997
Event Production Service [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service		2,622	14,687	15,307
Repayment of Government Subsidies [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service			282,450
Event Production Service One [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service		437,891
Event Production Service Two [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service		119,571
Repayment Of Capital Injection [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Talent management service				1,486,105
Talent Management Service Wuhan Ouyue [Member] | Wuhan Suran [Member]
Related Party Transaction [Line Items]
Talent management service		37,586
Reality Shows Service Mario Yau Kwan Ho [Member] | Mario Yau Kwan Ho [Member]
Related Party Transaction [Line Items]
Talent management service		224,528	146,822
Repayment of Reality Mario Yau Kwan Ho [Member] | Mario Yau Kwan Ho [Member]
Related Party Transaction [Line Items]
Talent management service		39,048	667,994
Collection Of Loan To Mario Yau Kwan Ho [Member] | Mario Yau Kwan Ho [Member]
Related Party Transaction [Line Items]
Talent management service				297,221
Payment To Tianjin LLP [Member] | Tianjin LLP [Member]
Related Party Transaction [Line Items]
Talent management service		62,702
Collection Of Loan To Tianjin LLP [Member] | Tianjin LLP [Member]
Related Party Transaction [Line Items]
Talent management service		278
Loan To Tianjin LLP [Member] | Tianjin LLP [Member]
Related Party Transaction [Line Items]
Talent management service				149
Talent Management Service Provided By Group [Member] | Wuhan Yingyi [Member]
Related Party Transaction [Line Items]
Talent management service		14,967
Services Provided by Wuhan Linyu Ecological Group Co [Member] | Wuhan Linyu Ecological Group Co [Member]
Related Party Transaction [Line Items]
Talent management service		5,489	6,758	3,812
Repayment Of Services Wuhan Linyu [Member] | Wuhan Linyu Ecological Group Co [Member]
Related Party Transaction [Line Items]
Talent management service		5,489	8,106
Interest Expenses Paid To Wuhan Linyu [Member] | Wuhan Linyu Ecological Group Co [Member]
Related Party Transaction [Line Items]
Talent management service				416,517
Event Production Service Shenzhen Xingjing [Member] | Shenzhen Xingjing Weiwu Education Technology Co [Member]
Related Party Transaction [Line Items]
Talent management service		25,297	75,988
Loanto Shenzhen Xingjing Weiwu Education Technology Co [Member] | Shenzhen Xingjing Weiwu Education Technology Co [Member]
Related Party Transaction [Line Items]
Talent management service		1,042	152,304
Talent Management Service Wuhan Lingsheng [Member] | Wuhan Lingsheng [Member]
Related Party Transaction [Line Items]
Talent management service		7,258
Loan From Xingjing Culture Media [Member] | Xingjing Culture Media [Member]
Related Party Transaction [Line Items]
Talent management service			282,507	6,657,750
Loan Repayment to Xingjing Culture Media [Member] | Xingjing Culture Media [Member]
Related Party Transaction [Line Items]
Talent management service			3,588,153	9,912,320
Loan To Liwei Sun [Member] | Liwei Sun [Member]
Related Party Transaction [Line Items]
Talent management service			49,429
Liwei Sun [Member] | Collection Of Loan To Liwei Sun [Member]
Related Party Transaction [Line Items]
Talent management service			49,429	113,721
Collection Of Loan Hainan Xingjing [Member] | Hainan Xingjing [Member]
Related Party Transaction [Line Items]
Talent management service				53,500
Reimbursement Rui Zhou [Member] | Rui Zhou [Member]
Related Party Transaction [Line Items]
Talent management service				167,221
Loan From Haoming Yu [Member] | Haoming Yu [Member]
Related Party Transaction [Line Items]
Talent management service				445,831
Repayment Of Loan From Haoming Yu [Member] | Haoming Yu [Member]
Related Party Transaction [Line Items]
Talent management service				891,663
Advance To Haoming Yu [Member] | Haoming Yu [Member]
Related Party Transaction [Line Items]
Talent management service				609,637
Reimbursement Haoming Yu [Member] | Haoming Yu [Member]
Related Party Transaction [Line Items]
Talent management service				624,833
Loan From Ronghua Gu [Member] | Ronghua Gu [Member]
Related Party Transaction [Line Items]
Talent management service				445,831
Repayment From Ronghua Gu [Member] | Ronghua Gu [Member]
Related Party Transaction [Line Items]
Talent management service				891,663
Advance To Ronghua Gu [Member] | Ronghua Gu [Member]
Related Party Transaction [Line Items]
Talent management service				1,854,082
Reimbursement Ronghua Gu [Member] | Ronghua Gu [Member]
Related Party Transaction [Line Items]
Talent management service				2,220,121
Talent Management Service [Member] | Whan Ouyue [Member]
Related Party Transaction [Line Items]
Talent management service				$ 33,693,743

[1]	The Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party.
[2]	The Group provided sponsorships and advertising services, event production service for this related party in exchange for the use of stadium and dormitories owned by it. Sponsorships and advertising services provided were recorded as revenue, while rental expense was recorded as cost of revenue and general and administrative expenses. Among which, the cost of revenue for the years ended December 31, 2023 and 2024 were $438,362 and $419,536, respectively.